Intangible Assets - Additional Information (Detail) - TWD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [Line Items]
4G concession fees	$ 10,935
Senao Networks, Inc. ("SNI") [Member]
Disclosure of detailed information about intangible assets [Line Items]
Discount rate		12.30%	13.70%	14.80%
Senao Networks, Inc. ("SNI") [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [Line Items]
Impairment loss		$ 9	$ 0	$ 9
Senao Networks, Inc. ("SNI") [Member] | Certain licensed contract [Member]
Disclosure of detailed information about intangible assets [Line Items]
Impairment loss			$ 51
Computer software [Member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives		1 year
Computer software [Member] | Top of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives		10 years
Others [Member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives		1 year
Others [Member] | Top of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives		20 years